Exhibit 99.4 Schedule 2

Customer Loan ID	Loan Exception ID	Exception ID	Exception Category	Exception Sub Category	Exception Description	Exception Comments	Seller Response	Reviewer Response	Loan Attributes	Exception Status	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Subject to Predatory Lending	HUD Category
XX	341_111_12149	12149	Credit	Missing Lease Agreement - Property 1	Missing Lease Agreement for property address XXXX XXXXXXXX XXX.

Change status of 'Missing Lease Agreement - Property 1' from Active to Acknowledged by Client.
The exception status is currently Acknowledged by Client.
Borrower does not have Lease Agreements for the subject property. Borrower provided three months of rental payments. Lender provided exception citing compensating factors of 44.12% < 75% program max, credit score 771 > 680 program requirement, reserves are 113.43 > 12 months requirement, DSC is 122.83% > 100%, 0x30 mortgage lates since inception.
Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.
(2022-04-01) Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.
								(2022-03-31) Borrower does not have Lease Agreements for the subject property. Borrower provided three months of rental payments. Lender provided exception citing compensating factors of 44.12% < 75% program max, credit score 771 > 680 program requirement, reserves are 113.43 > 12 months requirement, DSC is 122.83% > 100%, 0x30 mortgage lates since inception.	FICO is higher than guidelines. FICO is: 771 and the guideline is:680.; UW Guides require 0.00 months reserves, loan qualified with 107.73 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Not Applicable
XX	341_154_19061	19061	Credit	Credit History Insufficient	The borrower was living rent free with no primary residence mortgage or rental history. Lender granted exception citing 48.967% LTV, 765 credit score, 162.586% DSCR, 69.56 months reserves, no public records or late payments and 10 years self-employed as compensating factors.

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The exception status is currently Acknowledged by Client.
Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.
								(2022-04-20) Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.	FICO is higher than guidelines. FICO is: 765 and the guideline is:680.; UW Guides require 0.00 months reserves, loan qualified with 147.38 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Not Applicable
XX	341_154_19042	19042	Credit	Transaction Ineligible	Transaction is ineligible due to borrower has 16 loans financed with XXXXXX in excess of 6 maximum permitted by guidelines. Lender granted exception citing 48.967% LTV, 765 credit score, 162.586% DSCR, 69.56 months reserves, no public records or late payments and 10 years self-employed as compensating factors.

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The exception status is currently Acknowledged by Client.
Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.
								(2022-04-20) Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.	FICO is higher than guidelines. FICO is: 765 and the guideline is:680.; UW Guides require 0.00 months reserves, loan qualified with 147.38 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Not Applicable
XX	341_151_19061	19061	Credit	Credit History Insufficient	The borrower was living rent free with no primary residence mortgage or rental history. Lender granted exception citing 65% LTV, 765 credit score, 198.469% DSCR, 95.72 months reserves, no public records or late payments and 10 years self-employed as compensating factors.

Change status of 'Credit History Insufficient' from Active to Acknowledged by Client.
The exception status is currently Acknowledged by Client.
Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.
								(2022-04-15) Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.	FICO is higher than guidelines. FICO is: 765 and the guideline is:680.; UW Guides require 0.00 months reserves, loan qualified with 173.70 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Not Applicable
XX	341_151_19042	19042	Credit	Transaction Ineligible	Transaction is ineligible due to borrower has 16 loans financed with XXXXXX in excess of 6 maximum permitted by guidelines. Lender granted exception citing 65% LTV, 765 credit score, 198.469% DSCR, 95.72 months reserves, no public records or late payments and 10 years self-employed as compensating factors.

Change status of 'Transaction Ineligible' from Active to Acknowledged by Client.
The exception status is currently Acknowledged by Client.
Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.
								(2022-04-15) Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.	FICO is higher than guidelines. FICO is: 765 and the guideline is:680.; UW Guides require 0.00 months reserves, loan qualified with 173.70 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Not Applicable
XX	341_152_19061	19061	Credit	Credit History Insufficient	The borrower was living rent free with no primary residence mortgage or rental history. Lender granted exception citing 65.00% LTV, 765 credit score, 162.82% DSCR, 86.14 months reserves, no public records or late payments and 10 years self-employed as compensating factors.

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The exception status is currently Acknowledged by Client.
Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.
								(2022-05-10) Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.	FICO is higher than guidelines. FICO is: 765 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 153.04 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Not Applicable
XX	341_152_19042	19042	Credit	Transaction Ineligible	Transaction is ineligible due to borrower has 16 loans financed with XXXXXX in excess of 6 maximum permitted by guidelines. Lender granted exception citing citing 65.00% LTV, 765 credit score, 162.82% DSCR, 86.14 months reserves, no public records or late payments and 10 years self-employed as compensating factors.

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The exception status is currently Acknowledged by Client.
Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.
								(2022-05-10) Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.	FICO is higher than guidelines. FICO is: 765 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 153.04 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Not Applicable
XX	341_156_19042	19042	Credit	Transaction Ineligible	Transaction is ineligible due to the property consists of two adjoining parcels. Parcel #1 consists of a 1-unit SFR and parcel #2 contains a 4-unit detached dwelling consisting of four 1 bedroom apartments vs program requirement that the entire property may contain only one dwelling unit. Compensating factors were provided of 43.62% LTV, 760 FICO, 21.81 months of reserves, DSCR is 183.08%, and Borrowers' credit reports no late payments and no public records.

Change status of 'Transaction Ineligible' from Active to Acknowledged by Client.
The exception status is currently Acknowledged by Client.
Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.
								(2022-04-19) Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.	FICO is higher than guidelines. FICO is: 760 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 20.94 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Not Applicable
XX	341_91_17158	17158	Compliance		Missing signed settlement statement	Settlement Statement is Only Estimated/Preliminary HUD.		(2022-04-04) Lender provided a true and certified, by settlement agent, copy of the Borrower’s Final Closing/Settlement Statement. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guidelines. FICO is: 740 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 40.81 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Not Applicable
XX	341_72_16810	16810	Credit		Debt Service Coverage Ratio below guideline minimum	Debt Service Coverge Ratio of 0.28 is below guideline minimum of 1.00.		(2022-03-15) Invalid finding - condition rescinded.	UW Guides require 6.00 months reserves, loan qualified with 44.43 months reserves.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Not Applicable
XX	341_72_12149	12149	Credit		Missing Lease Agreement - Property 1	Missing Lease Agreement for property address XXXX X XXXXXXXX XX. File is missing lease agreements for all 6 units. Appraisal reflects all units are rented under current rental agreements.	(2022-03-15) This is an I12 purchase and the subject will not be leased as of the date of the loan. Per the attached guide, the gross rental income is simply the rental value of the property set forth on the rental addendum, also attached.	(2022-03-15) No lease agreement required per guidelines. Condition cleared.	UW Guides require 6.00 months reserves, loan qualified with 44.43 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Not Applicable
XX	341_109_16018	16018	Credit	Minimum Recourse Percentage not met	Guidelines require a minimum recourse percentage of 51.00% however sum total of guarantor ownership is 50.00%. Managing Member/Unanimous Consent Agreement not present. XXXXXX Sales Guide requires that all naturanl persons who own 20% or greater of the borrowing entity sign as guarantor. Natural person who owns 50% of borrowing entity did not sign as guarantor.	(2022-04-18) Lender provided sufficient evidence to confirm percentage of ownership of Guarantors for borrowing entity on subject loan. Redemption agreement states that redemption of membership interests was relinquished, the entire 100% membership interest in the Company is owned by Guarantors listed on the Note. Documentation submitted is deemed acceptable. Condition cleared.

								(2022-04-06) Lender rebuttal was reviewed. XXXXX Sales Guide Section 4.5 requires that each person who owns 20% or more of the borrower must be a Guarantor on the loan. Per Operating AgreementXXXX owns 50% of borrowing entity but did not sign as Guarantor and no written unanimous consent in file. Finding remains.	FICO is higher than guidelines. FICO is: 742 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 29.09 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Not Applicable
XX	341_109_12149	12149	Credit	Missing Lease Agreement - Property 1	Missing Lease Agreement for property address XXX

Change status of 'Missing Lease Agreement - Property 1' from Active to Acknowledged by Client.
The exception status is currently Acknowledged by Client.
Guidelines require rental income be verified with current lease agreement and bank statements showing three months receipt of rent.  Rental receipts were inconsistent due to delinquency.  Lender granted exception waiving requirement verification of 3 months receipt citing 33.333% LTV, 742 credit score, 113.25% DSCR, 38.49 months reserves and  no mortgage late payments as compensating factors.
Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement.
								(2022-03-31) Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement.	FICO is higher than guidelines. FICO is: 742 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 29.09 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Not Applicable
XX	341_99_17158	17158	Compliance		Missing signed settlement statement	Settlement Statement is Only Estimated/Preliminary HUD.		(2022-04-01) Lender provided a true and certified, by settlement agent, copy of the borrower’s FINAL ALTA Settlement Statement. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guidelines. FICO is: 772 and the guideline is:680.; UW Guides require 6.00 months reserves, loan qualified with 206.32 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Not Applicable
XX	341_115_16810	16810	Credit		Debt Service Coverage Ratio below guideline minimum	Debt Service Coverge Ratio of 0.32 is below guideline minimum of 1.00. Lender incorrectly used market rent of $4,500 per month rather than verified lease agreement rent of $1,950 per month.		(2022-04-06) Lender rebuttal reviewed for multi-unit subject property. Lease Agreement for seasonal rental on Airbnb located behind main home. Market Rent for main home ($4500) is acceptable for rental income source. No DSCR violation. Condition cleared.	FICO is higher than guidelines. FICO is: 776 and the guideline is:680.; UW Guides require 0.00 months reserves, loan qualified with 264.54 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Not Applicable
XX	341_115_17158	17158	Compliance	Missing signed settlement statement	Settlement Statement is Only Estimated/Preliminary HUD.	(2022-04-19) Lender provided a true and certified, by settlement agent, copy of the Borrower’s Final Closing/Settlement Statement. Documentation submitted is deemed acceptable. Condition cleared.
(2022-04-12) Lender rebuttal was reviewed. Provided a copy of the Borrower’s Final Settlement Statement executed by the borrower -OR- true certified by the Settlement Agent (one -OR- the other is required). If property state does not require signatures, then said document must be true and certified by the settlement agent. Condition remains.
								(2022-04-08) Lender provided a copy of the Borrower’s Final Settlement Statement. However, said document was not executed by the borrower -OR- true certified by the Settlement Agent. Documentation submitted is deemed unacceptable. Condition remains.	FICO is higher than guidelines. FICO is: 776 and the guideline is:680.; UW Guides require 0.00 months reserves, loan qualified with 264.54 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Not Applicable
XX	341_116_19061	19061	Credit	Credit History Insufficient	Guidelines require that borrower must have three trade lines that have a twelve-month history and two of the trade lines must have been active within the last twelve months. Borrower only had one trade line active within the last 12 months. Lender provided exception citing 75% LTV, 805 credit score, 129.727% DSCR and no public records or late payments as compensating factors.

Change status of 'Credit History Insufficient' from Active to Acknowledged by Client.
The exception status is currently Acknowledged by Client.
Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.
								(2022-04-01) Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.	FICO is higher than guidelines. FICO is: 805 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 48.80 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Not Applicable
XX	341_116_17158	17158	Compliance	Missing signed settlement statement	Settlement Statement is Missing.	(2022-05-11) Lender provided an executed, by settlement agent, copy of the borrower’s FINAL ALTA Settlement Statement. Documentation submitted is deemed acceptable. Condition cleared.
(2022-05-09) Corrected HUD provided was not by executed by borrower or certified by settlement agent.  Condition remains.
(2022-04-11) Lender provided an ALTA Settlement Statement signed by borrower and escrow agent. However, said document appears to be incomplete due to missing all payees, as well as impound months with amount per month. Provide a completed Settlement Statement, either executed or true certified by settlement agent, containing all pertinent information. Condition remains.

									FICO is higher than guidelines. FICO is: 805 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 48.80 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Not Applicable
XX	341_114_17158	17158	Compliance		Missing signed settlement statement	Settlement Statement is Only Estimated/Preliminary HUD.		(2022-04-07) Lender provided a true and certified, by settlement agent, copy of the Borrower’s Final Closing/Settlement Statement. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guidelines. FICO is: 791 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 22.59 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Not Applicable
XX	341_92_11121	11121	Credit		Pending Valuation Review - Awaiting receipt of AVM - Property 1	Subject's As-Is value has not been reviewed; Awaiting receipt of AVM for property address XXX X XXXXX XXXXXX.		(2022-05-02) CDA provided supporting the appraised value. Condition cleared. (2022-04-19) Secondary valuation is required to meet rating agency requirements for grade of A.	FICO is higher than guidelines. FICO is: 733 and the guideline is:700.; UW Guides require 0.00 months reserves, loan qualified with 19.13 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Not Applicable
XX	341_92_17158	17158	Compliance		Missing signed settlement statement	Settlement Statement is Only Title Co Settlement Statement.		(2022-03-25) Final settlement statement provided. Condition cleared.	FICO is higher than guidelines. FICO is: 733 and the guideline is:700.; UW Guides require 0.00 months reserves, loan qualified with 19.13 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Not Applicable
XX	341_106_13115	13115	Credit		Members of the borrower or family members lease or occupy the property - Property 1	Members of the borrower or family members lease or occupy the property for property address XXXX X XXXXXXXXXX XXX.		(2022-04-13) Lender provided e-mail confirmation that tenant, in Property 1-Unit 4, is not related to the borrower, even though they share a last name. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guidelines. FICO is: 662 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 39.05 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Not Applicable
XX	341_119_10229	10229	Credit		Incomplete Appraisal - Property 1	Full appraisal was not provided for property address XXX XX XXXX XX. Appraisal in file is missing Operating Income Statement on Fannie Mae Form 216 as required by sales guide section 12.9.		(2022-05-02) Complete appraisal provided including Form 216. Condition cleared.	FICO is higher than guidelines. FICO is: 787 and the guideline is:700.; UW Guides require 0.00 months reserves, loan qualified with 106.98 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Not Applicable
XX	341_119_12050	12050	Credit		Missing Flood Insurance Required - Property 1	Subject is in Flood Zone AH. Flood Insurance is required for property address XXX XX XXXX XX.		(2022-04-07) Lender provided an active Flood Insurance policy for subject property. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guidelines. FICO is: 787 and the guideline is:700.; UW Guides require 0.00 months reserves, loan qualified with 106.98 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Not Applicable
XX	341_130_19061	19061	Credit	Credit History Insufficient	The borrower was living rent free with no primary residence mortgage or rental history. However, the loan file contains no documented exception as required.	(2022-05-16) Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.
								(2022-04-27) Lender provided rent free letter and excert from XXXXX Sales Guide section 5.6 stating "Borrowers living rent free are allowed, if they are living with a relative confirming no monthly obligation for primary and second homes with a maximum of 80% LTV, maximum 45% DTI, and a 10% minimum buyer's contribution of their own funds." However, the subject loan was a non-owner occupied property and guideline cited does not apply. Finding remains.	FICO is higher than guidelines. FICO is: 744 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 26.51 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Not Applicable
XX	341_107_12042	12042	Credit		Incomplete Hazard Declaration - Property 1	All pages of the hazard insurance were not provided for property address XXXX XXXXX XXX. Guidelines require for refinances, the policy must be effect for at least 60 days after the Date of the Loan. The policy in file expires XX/XX/XXXX, less than 30 days from the date of the loan of XX/XX/XXXX.		(2022-04-07) Lender provided evidence of an updated Hazard Insurance Policy for subject property. Documentation submitted is deemed acceptable. Condition cleared. (2022-03-30) Guidelines require for refinances, the policy must be effect for at least 60 days after the Date of the Loan. The policy in file expires XX/XX/XXXX, less than 30 days from the date of the loan of XX/XX/XXXX.	FICO is higher than guidelines. FICO is: 808 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 179.65 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Not Applicable
XX	341_121_19061	19061	Credit		Credit History Insufficient	The borrower was living rent free with no primary residence mortgage or rental history. Lender granted exception citing 803 credit score, 18.60 months reserves, and no public records or late payments as compensating factors.		(2022-05-05) Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.	FICO is higher than guidelines. FICO is: 803 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 163.55 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Not Applicable
XX	341_121_16810	16810	Credit	Debt Service Coverage Ratio below guideline minimum	Debt Service Coverge Ratio of 0.98 is below guideline minimum of 1.00.

The exception status is currently Active.
Lender incorrectly used HOA fee if $342 per month in DSCR calculation. However, letter from HOA indicated actual HOA fee of $382 per month due to XXX loan.
Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.
Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.
								(2022-05-10) Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.	FICO is higher than guidelines. FICO is: 803 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 163.55 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Not Applicable
XX	341_121_17158	17158	Compliance		Missing signed settlement statement	Settlement Statement is Only Estimated/Preliminary HUD.		(2022-04-11) Lender provided a true and certified, by settlement agent, copy of the Borrower’s Final Closing/Settlement Statement. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guidelines. FICO is: 803 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 163.55 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Not Applicable
XX	341_103_17158	17158	Compliance		Missing signed settlement statement	Settlement Statement is Only Estimated/Preliminary HUD.		(2022-03-31) Certified final settlement statement provided. Condition cleared.	FICO is higher than guidelines. FICO is: 792 and the guideline is:680.; UW Guides require 0.00 months reserves, loan qualified with 153.80 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Not Applicable
XX	341_166_19042	19042	Credit		Transaction Ineligible	The borrower has more than 6 loans with XXXXXX. The 1008 reflects an exception was granted allowing a total of 12 loans with XXXXXX. However, the loan file is missing the required documented exception for signed by authorized officer.		(2022-05-10) Transaction is ineligible due to number of loans with Lender. 12 loans exceed the maximum 6 allowed per guidelines. Lender exception in loan file with mitigating factors of LTV, FICO score and reserves lower than maximum. Finding is non-material and will be rated B.	FICO is higher than guidelines. FICO is: 778 and the guideline is:680.; UW Guides require 0.00 months reserves, loan qualified with 202.01 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Not Applicable
XX	341_126_12149	12149	Credit	Missing Lease Agreement - Property 1	Missing Lease Agreement for property address XXXXX XXXXXX XXX. The subject property was sold subject to tenancy. The loan file contains no copies of the lease agreements to be transferred and the rents are not set forth in the purchase agreement. Please provide lease agreement for all 4 units.	(2022-05-09) Lender provided the executed “Notice of Change in Terms of Tenancy” for Units 1-3 to verify rental increase amounts. All parties executed said document. Documentation submitted is deemed acceptable. Condition cleared.
								(2022-04-19) Lender provided “Notice of Change in Terms of Tenancy” for Units 1-4 to verify rental increase amounts. However, units 1 through 3 were executed by the landlord but NOT executed by the tenants, as required to be valid. Unit 4 was executed by the landlord and tenant, therefore acceptable. Provide the “Notice of Change in Terms of Tenancy” for Units 1-3 that were executed by tenants. Condition remains.	FICO is higher than guidelines. FICO is: 753 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 134.42 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Not Applicable
XX	341_126_17158	17158	Compliance		Missing signed settlement statement	Settlement Statement is Only Estimated/Preliminary HUD.		(2022-04-14) Lender provided a true and certified copy, by settlement agent, of the Master Final Settlement Statement. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guidelines. FICO is: 753 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 134.42 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Not Applicable
XX	341_177_17158	17158	Compliance		Missing signed settlement statement	Settlement Statement is Missing.		(2022-05-09) Lender provided a true and certified copy, by settlement agent, of the Master Final Settlement Statement. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guidelines. FICO is: 794 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 5.95 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Not Applicable
XX	341_141_12149	12149	Credit		Missing Lease Agreement - Property 1	Missing Lease Agreement for property address XXX XXXXX XXXX XX. Subject property was sold subject to tenancy, but the rents were not set forth in the purchase agreement. Therefore, lease agreement was required.		(2022-04-19) Lender provided an executed Lease Renewal for rental property that was sold subject to tenancy. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guidelines. FICO is: 769 and the guideline is:740.; UW Guides require 0.00 months reserves, loan qualified with 464.89 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Not Applicable
XX	341_132_19061	19061	Credit		Credit History Insufficient	The borrower was living rent free prior to 08/2021. Lender granted exception citing 70% LTV, 735 credit score and no public records or no recent late payments as compensating factors. Change status of 'Credit History Insufficient' from Active to Acknowledged by Client. The exception status is currently Acknowledged by Client. Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.		(2022-04-13) Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.	FICO is higher than guidelines. FICO is: 735 and the guideline is:720.; UW Guides require 0.00 months reserves, loan qualified with 396.92 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Not Applicable
XX	341_117_17158	17158	Compliance		Missing signed settlement statement	Settlement Statement is Only Estimated/Preliminary HUD.		(2022-04-08) Lender provided a true and certified, by settlement agent, copy of the borrower’s FINAL ALTA Settlement Statement. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guidelines. FICO is: 783 and the guideline is:660.; UW Guides require 10.00 months reserves, loan qualified with 94.10 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Not Applicable
XX	341_161_17158	17158	Compliance		Missing signed settlement statement	Settlement Statement is Only Estimated/Preliminary HUD.		(2022-04-25) Certified final settlement statement provided. Condition cleared.	FICO is higher than guidelines. FICO is: 772 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 145.52 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Not Applicable
XX	341_155_11771	11771	Credit	Reserves Insufficient	Verified assets of XXXXXX.XX minus the cash to close of $259516.76, unverified earnest money deposit of $0.00, total judgments of $0.00, and unfinanced budget of $0.00 equates to 5.01 months of reserves totaling $22824.02 which is less than the required 6.00 months reserves, totaling $0.00. Verified PITIA reserves of $22,824.02 < $27,307.80 minimum required (6 months PITIA).	(2022-05-05) Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.
								(2022-04-25) Lender provided evidence of $50,000 gift funds for XXX via settlement agent wire receipt. However, total assets verified were $XXX,XXX.XX ($XXXXX.XX checking + XXXXXX.XX checking + $XXXXX.XX Gift/EMD). Per Final Closing Statement, Cash to close of $210,000 plus $50,000 EMD (gift) minus cash TO borrower of $XXX.XX equals $259,516.76 for total cash to close (CTC). Assets $XXX,XXX.XX minus CTC $259,516.76 equals $22,824.02 remaining for reserves. Verified PITIA reserves of $22,824.02 < $27,307.80 minimum required (6 months PITIA), short -$4,483.78 required reserves. Condition remains.	FICO is higher than guidelines. FICO is: 725 and the guideline is:680.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Not Applicable
XX	341_174_19061	19061	Credit	Credit History Insufficient	Guidelines require a minimum of 3 tradelines opened within the past 12 months with 2 active in the past 12 months. the borrower has only 1 authorized user account active in the past 12 months. A lender exception was granted citing compensating factors of 75% LTV less than 80%, credit score 726 greater than minimum required of 660, DSCR 106.456 greater than program requirement of 1.00 and self employed over 9 years.

..
The exception status is currently Acknowledged by Client.
Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.
								(2022-05-30) Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.	FICO is higher than guidelines. FICO is: 726 and the guideline is:700.; UW Guides require 0.00 months reserves, loan qualified with 61.76 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Not Applicable
XX	341_181_10344	10344	Credit		Appraisal not obtained from an approved vendor - Property 1	Appraisal for property address XXX XXXXXXX XX was not obtained from an approved vendor. Appraisal Plus is not listed on Appendix B: Approved Valuation Vendors as per Lender guidelines. The exception status is currently Active. XXXXXXXXX XXXXXXXXXXXXXXX is not approved XXX. Lender exception in file, for approved appraisers, with appropriate compensating factors. Finding is non-material and loan will be graded a B.		(2022-05-20) Lender exception in file, for approved appraisers, with appropriate compensating factors. Finding is non-material and loan will be graded a B.	FICO is higher than guidelines. FICO is: 788 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 160.72 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Not Applicable
XX	341_181_19061	19061	Credit		Credit History Insufficient	The borrower was living rent free with no primary residence mortgage or rental history. A Lender Exception noted on the 1008 but no actual Lender Exception approval was present in the loan file as required by guidelines.		(2022-05-10) Lender exception in file, with appropriate compensating factors, was provided for insufficient credit history. Finding is non-material and loan will be graded a B.	FICO is higher than guidelines. FICO is: 788 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 160.72 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Not Applicable
XX	341_181_17158	17158	Compliance		Missing signed settlement statement	Settlement Statement is Only Estimated/Preliminary HUD.		(2022-05-10) Lender provided a true & certified copy of the Borrower’s Final Closing Statement/Settlement Statement by the Escrow Agent. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guidelines. FICO is: 788 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 160.72 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Not Applicable
XX	341_182_10541	10541	Credit		Title Missing	Missing Title		(2022-05-11) Lender provided a copy of the Title Commitment. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guidelines. FICO is: 704 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 24.12 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Not Applicable
XX	341_175_19061	19061	Credit	Credit History Insufficient	The borrower was living rent free with no primary residence mortgage or rental history. In addition, guidelines require 3 tradelines with a 12 month history and 2 of the tradelines must have been active within the last 12 months. Borrower only had 3 qualifying tradelines of which only 1 was active within the last 12 months. Lender granted exception citing 72.642% LTV, 724 credit score, 106.99% DSCR, 22.46 months reserves and no public records or late payments as compensating factors.

Change status of 'Credit History Insufficient' from Active to Acknowledged by Client.
The exception status is currently Acknowledged by Client.
Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.
								(2022-05-04) Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.	FICO is higher than guidelines. FICO is: 724 and the guideline is:660.; UW Guides require 6.00 months reserves, loan qualified with 16.21 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Not Applicable
XX	341_203_12206	12206	Credit		Missing Rent Comparable Schedule - Property 1	Missing rent comparable schedule for property address XXXX-XXXX XXXXXX XXX. Appraisal in file is missing Operating Income Statement on Fannie Mae Form 216 as required by sales guide section 12.9. Lender provided Condition Response, but comment was cutoff due to printing error. However, market rents provided on bottom of page 2 of Form 1025 is not adequate replacement for Operating Income Statement required by sales guide section 12.9, section (g). Condition remains. Operating Income Statement provided. Condition cleared.		(2022-06-20) Operating Income Statement provided. Condition cleared. (2022-06-13) Lender provided Condition Response, but comment was cutoff due to printing error. However, market rents provided on bottom of page 2 of Form 1025 is not adequate replacement for Operating Income Statement required by sales guide section 12.9, section (g). Condition remains.	FICO is higher than guidelines. FICO is: 742 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 368.37 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Not Applicable
XX	341_203_19042	19042	Credit		Transaction Ineligible	Transaction is ineligible due to borrower having 8 financed properties when the guidelines allow 6 properties. Change status of 'Transaction Ineligible' from Active to Acknowledged by Client. The exception status is currently Acknowledged by Client. Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.		(2022-06-08) Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.	FICO is higher than guidelines. FICO is: 742 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 368.37 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Not Applicable
XX	341_203_17158	17158	Compliance		Missing signed settlement statement	Settlement Statement is Only Estimated/Preliminary HUD.		(2022-06-13) Certified settlement statement provided. Condition cleared.	FICO is higher than guidelines. FICO is: 742 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 368.37 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Not Applicable
XX	341_208_19061	19061	Credit		Credit History Insufficient	The borrower was living rent free with no primary residence mortgage or rental history. Lender granted exception. Change status of 'Credit History Insufficient' from Active to Acknowledged by Client. The exception status is currently Acknowledged by Client. Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.		(2022-06-08) Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.	FICO is higher than guidelines. FICO is: 796 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 89.45 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Not Applicable
XX	341_208_12866	12866	Credit		Missing Closing Instructions	Missing Closing Instructions		(2022-06-13) Executed closing instructions provided. Condition cleared.	FICO is higher than guidelines. FICO is: 796 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 89.45 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Not Applicable
XX	341_205_12050	12050	Credit		Missing Flood Insurance Required - Property 1	Subject is in Flood Zone AE. Flood Insurance is required for property address XXXX X XXX XX.		(2022-06-13) Evidence of flood insurance provided. Condition cleared.	FICO is higher than guidelines. FICO is: 819 and the guideline is:660.; UW Guides require 8.00 months reserves, loan qualified with 33.77 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Not Applicable
XX	341_209_10344	10344	Credit		Appraisal not obtained from an approved vendor - Property 1	Appraisal for property address XXXXX XXXXX XXXX XXXXX XXXXX was not obtained from an approved vendor. XXXXXXXXX XXXXXXXXX XXX is not listed on Appendix B: Approved Valuation Vendors as per Lender guidelines. No AMC was used.		(2022-06-13) Appraisal transfer letter provided stating appraisal met AIR standards, and XXXXX approved XXX not required. Condition cleared.	FICO is higher than guidelines. FICO is: 788 and the guideline is:660.; UW Guides require 6.00 months reserves, loan qualified with 34.72 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Not Applicable
XX	341_209_19061	19061	Credit	Credit History Insufficient	Guidelines require 3 tradelines with a 12 month history and 2 of the tradelines must have been active within the last 12 months. Borrower only had 2 active tradelines which were reporting for only 6 months and 9 months. Lender granted exception.

Change status of 'Credit History Insufficient' from Active to Acknowledged by Client.
The exception status is currently Acknowledged by Client.
Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.
								(2022-06-10) Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.	FICO is higher than guidelines. FICO is: 788 and the guideline is:660.; UW Guides require 6.00 months reserves, loan qualified with 34.72 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Not Applicable
XX	341_209_12050	12050	Credit		Missing Flood Insurance Required - Property 1	Subject is in Flood Zone AE. Flood Insurance is required for property address XXXXX XXXXX XXXX XXXXX XXXXX.		(2022-06-13) Evidence of bound flood coverage provided. Condition cleared.	FICO is higher than guidelines. FICO is: 788 and the guideline is:660.; UW Guides require 6.00 months reserves, loan qualified with 34.72 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Not Applicable
XX	341_204_12042	12042	Credit		Incomplete Hazard Declaration - Property 1	All pages of the hazard insurance were not provided for property address XXXX XXXXXXX XXXX XXXX. File is missing condo master insurance policy.		(2022-06-10) Condo MIP provided. Condition cleared.	FICO is higher than guidelines. FICO is: 708 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 162.29 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Not Applicable
XX	341_204_10232	10232	Credit		Missing Condo Questionnaire - Property 1	The Condo Questionnaire is missing from the loan file for property address XXXX XXXXXXX XXXX XXXX. Additional conditions may apply.		(2022-06-10) Fannie Mae condo warranty provided. Condition cleared.	FICO is higher than guidelines. FICO is: 708 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 162.29 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Not Applicable
XX	341_204_17158	17158	Compliance		Missing signed settlement statement	Settlement Statement is Not Executed by Borrower or certified by title company.		(2022-06-10) Executed settlement statement provided. Condition cleared.	FICO is higher than guidelines. FICO is: 708 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 162.29 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Not Applicable
XX	341_201_10295	10295	Credit	Non-Subject Mortgage lates not within guidelines	Non-Subject Property Mortgage Lates not within guidelines. Guidelines state no non-subject mortgage lates allowed. Credit Report reflects late payments.

Change status of 'Non-Subject Mortgage lates not within guidelines' from Active to Acknowledged by Client.
The exception status is currently Acknowledged by Client.
Borrower was 1 x 30 on mortgage history in last 6 months, which exceeds guideline maximum of 0 x 30.
Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.
								(2022-06-08) Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.	FICO is higher than guidelines. FICO is: 741 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 385.40 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Not Applicable
XX	341_201_17158	17158	Compliance		Missing signed settlement statement	Settlement Statement is Only Estimated/Preliminary HUD.		(2022-06-13) Certified settlement statement provided. Condition cleared.	FICO is higher than guidelines. FICO is: 741 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 385.40 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Not Applicable